Share capital and Contributed Surplus - Disclosure of Canadian Compensation Options (Details)	12 Months Ended
	Sep. 30, 2025 Y $ / shares $ / shares	Sep. 30, 2025 CAD ($) shares $ / $	Sep. 30, 2024 shares $ / shares	Sep. 30, 2023 shares $ / shares
Disclosure of classes of share capital [line items]
Number of securities | shares		995	1,229	1,856
Exercise price - compensation warrant	$ 2.45		$ 3.04	$ 2.24
Compensation option [Member]
Disclosure of classes of share capital [line items]
Number of securities | $		50,848
Exercise price - compensation option	$ 4.13
Forward Exchange Rate | $ / $		1.356
Share price	$ 882
Expected life - compensation option | Y	1
Volatility - compensation option	90.00%
Risk free rate - compensation option	4.38%
Fair value per compensation option | $		$ 2.46
Compensation warrant [Member]
Disclosure of classes of share capital [line items]
Exercise price - compensation warrant	$ 1,050
Forward Exchange Rate | $ / $		1.3483
Expected life - compensation warrant | Y	2.5
Volatility - compensation warrant	75.00%
Risk free rate - compensation warrant	3.15%